Chad E. Fickett Assistant General Counsel 720 East Wisconsin Avenue Milwaukee, WI 53202-4797 414 665 1209 office 414 625 1209 fax chadfickett@northwesternmutual.com

VIA EDGAR

May 5, 2016

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-8629

RE:	Northwestern Mutual Variable Life Account/Variable Joint Life
Post-Effective Amendment No. 28 to
Form N-6 Registration Statement (“Registration Statement”)
File No.: 333-59103; 811-03989
EDGAR CIK: 0000742277

Commissioners:

Pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, please accept this letter as certification that the Prospectus and Statement of Additional Information, each dated May 1, 2016, for the above-referenced entity do not differ from the Prospectus and Statement of Additional Information contained in the Post-Effective Amendment No. 28 to the Registration Statement on Form N-6. The Registration Statement was filed electronically with the Securities and Exchange Commission with a filing date of April 29, 2016.

This filing is being effected by direct transmission to the Commission’s EDGAR System.

Very truly yours,

/s/ Chad E. Fickett

Chad E. Fickett Assistant General Counsel